Schedule of Investments - September 30, 2022
Hotchkis & Wiley International Small Cap Diversified Value Fund (Unaudited)

Country Breakdown* (% of net assets)
Japan	28.61%
United Kingdom	12.75%
Canada	9.94%
Australia	6.25%
France	6.11%
Italy	4.45%
Sweden	3.46%
Switzerland	3.21%
Germany	2.96%
Austria	2.75%
Norway	2.33%
Denmark	2.12%
Israel	1.75%
Spain	1.70%
United States	1.65%
Hong Kong	1.49%
Finland	1.34%
Singapore	1.25%
Belgium	1.02%
Ireland	0.60%
Indonesia	0.58%
Netherlands	0.51%
Turkey	0.33%
Poland	0.26%
Malaysia	0.25%
New Zealand	0.20%
Philippines	0.19%
Short-term securities and other assets in excess of liabilities	1.94%
* Based on country of risk.

		Shares
COMMON STOCKS - 98.06%		Held		Value
COMMUNICATION SERVICES - 1.42%
Entertainment - 0.34%
Akatsuki, Inc. (v)			600	$8,642
GungHo Online Entertainment, Inc. (v)			600	9,217
				17,859
Media - 1.08%
APG SGA SA (v)			170	28,838
Atresmedia Corp. de Medios de Comunicacion SA (v)			3,200	8,223
North Media A/S			1,200	10,535
ProSiebenSat.1 Media SE (v)			1,200	8,502
				56,098
TOTAL COMMUNICATION SERVICES				73,957

CONSUMER DISCRETIONARY - 9.97%
Auto Components - 2.97%
AKWEL			700	10,030
Bulten AB (v)			2,000	9,542
Exco Technologies Ltd.			1,800	10,034
FCC Company Ltd. (v)			1,700	15,533
Feintool International Holding AG (v)			600	11,085
NHK Spring Company Ltd. (v)			1,800	10,596
Nichirin Company Ltd. (v)			1,000	10,544
Nokian Renkaat Oyj (v)			1,600	15,402
SAF-Holland SE (v)			1,500	8,984
Tokai Rika Company Ltd. (v)			1,100	10,496
Toyota Boshoku Corp. (v)			1,200	14,708
TS Tech Company Ltd. (v)			2,800	27,471
				154,425
Automobiles - 0.88%
Kabe Group AB (v)			500	7,165
Mazda Motor Corp. (v)			1,600	10,624
Mitsubishi Motors Corp. (a) (v)			4,900	17,591
Trigano SA (v)			120	10,537
				45,917
Distributors - 0.31%
Inchcape PLC (v)			2,100	15,901

Diversified Consumer Services - 0.26%
Anexo Group PLC (v)			11,600	13,399

Hotels, Restaurants & Leisure - 0.23%
Dalata Hotel Group PLC (a) (v)			4,400	12,161

Household Durables - 1.65%
Bonava AB (v)			5,700	13,314
Crest Nicholson Holdings PLC (v)			4,100	8,321
Fleetwood Ltd. (v)			9,900	9,222
Kaufman & Broad SA (v)			600	11,758
MJ Gleeson PLC (v)			1,700	7,813
Nobia AB (v)			3,700	6,945
Redrow PLC (v)			1,900	8,366
Tamron Company Ltd. (v)			1,000	20,050
				85,789
Internet & Catalog Retail - 0.14%
Takkt AG (v)			800	7,379

Leisure Products - 1.12%
Fountaine Pajot SA (v)			100	8,415
Furyu Corp. (v)			1,500	10,457
Kawai Musical Instruments Manufacturing Company Ltd. (v)			1,500	26,231
ME Group International PLC			14,000	13,287
				58,390
Specialty Retail - 1.78%
Beter Bed Holding NV (v)			2,500	7,415
Clas Ohlson AB (v)			1,600	9,574
Halfords Group PLC (v)			15,600	22,898
Leon's Furniture Ltd.			900	10,425
Michael Hill International Ltd. (v)			15,800	11,998
Shaver Shop Group Ltd. (v)			16,200	11,190
Super Retail Group Ltd. (v)			1,700	9,668
Vertu Motors PLC (v)			20,100	9,387
				92,555
Textiles, Apparel & Luxury Goods - 0.63%
Hagihara Industries, Inc. (v)			2,200	15,926
Mavi Giyim Sanayi Ve Ticaret AS (r) (v)			4,400	17,024
				32,950
TOTAL CONSUMER DISCRETIONARY				518,866

CONSUMER STAPLES - 4.94%
Beverages - 1.00%
Britvic PLC (v)			2,900	23,098
Corby Spirit and Wine Ltd.			1,300	16,573
Olvi Oyj (v)			400	12,337
				52,008
Food Products - 3.09%
Austevoll Seafood ASA (v)			2,400	16,271
Ebara Foods Industry, Inc. (v)			600	12,522
Greencore Group PLC (a)			10,100	8,142
High Liner Foods, Inc.			1,400	13,186
Itoham Yonekyu Holdings, Inc. (v)			2,200	10,123
Lassonde Industries, Inc. (Acquired 05/11/2022 - 07/12/2022, Cost $20,177) (m)			200	15,742
Newlat Food SpA (a) (v)			1,900	9,270
Nitto Fuji Flour Milling Company Ltd. (v)			400	13,253
Savencia SA			440	21,992
Tassal Group Ltd. (v)			8,600	28,453
Wynnstay Group PLC			1,700	11,636
				160,590
Household Products - 0.18%
Suominen Oyj			3,700	9,555

Personal Products - 0.45%
BWX Ltd. (f) (i)			30,400	12,153
Shinnihonseiyaku Company Ltd. (v)			1,100	11,411
				23,564
Tobacco - 0.22%
Scandinavian Tobacco Group A/S (r) (v)			800	11,606
TOTAL CONSUMER STAPLES				257,323

ENERGY - 7.43%
Energy Equipment & Services - 2.48%
CES Energy Solutions Corp.			8,800	13,888
Expro Group Holdings NV (a)			2,933	37,366
Subsea 7 SA (v)			3,500	27,646
Technip Energies NV (v)			1,360	15,413
TechnipFMC PLC (a) (i)			2,600	21,996
TerraVest Industries, Inc.			700	12,390
				128,699
Oil, Gas & Consumable Fuels - 4.95%
Birchcliff Energy Ltd.			4,200	29,827
Capricorn Energy PLC (a) (v)			11,861	32,376
Cardinal Energy Ltd. (Acquired 05/04/2021 - 05/11/2022, Cost $17,406) (m)			5,800	29,811
Crescent Point Energy Corp.			4,500	27,690
Koninklijke Vopak NV (v)			450	8,188
Kosmos Energy Ltd. (a)			5,400	27,918
Pantheon Resources PLC (a) (v)			26,700	30,926
Pilipinas Shell Petroleum Corp. (v)			34,700	10,075
Tamarack Valley Energy Ltd.			9,700	26,614
Vermilion Energy, Inc.			1,600	34,252
				257,677
TOTAL ENERGY				386,376

FINANCIALS - 26.06%
Banks - 9.61%
Aozora Bank Ltd. (v)			1,500	26,818
The Awa Bank Ltd. (v)			1,800	23,556
Banca Popolare di Sondrio SPA (v)			4,700	15,519
Bank Danamon Indonesia Tbk PT (v)			180,300	30,033
The Bank of East Asia Ltd. (v)			20,400	22,311
Caisse Regionale de Credit Agricole Mutuel Brie Picardie			1,500	29,408
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine (v)			200	13,554
Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France (v)			230	16,481
Caisse Regionale de Credit Agricole Mutuel d'Ille-et-Vilaine			180	9,614
Caisse Regionale de Credit Agricole Mutuel Nord de France			600	9,761
Caisse Regionale de Credit Agricole Mutuel Toulouse 31			230	14,318
Collector Bank AB (a)			5,700	14,145
Dah Sing Financial Holdings Ltd. (v)			10,400	23,625
The First Bank of Toyama Ltd. (v)			11,800	33,022
The Hachijuni Bank Ltd. (v)			8,500	28,243
The Iyo Bank Ltd.			6,100	30,092
Komplett Bank ASA (a) (v)			17,200	8,031
Raiffeisen Bank International AG (v)			2,500	29,577
Seven Bank Ltd. (v)			6,200	11,108
Sparebank 1 Oestlandet (v)			1,400	13,819
Sparebanken More			2,200	14,143
Sparebanken Vest (v)			3,300	24,806
Sparekassen Sjaelland-Fyn A/S (v)			500	10,062
Suruga Bank Ltd. (v)			10,500	27,070
TOMONY Holdings, Inc. (v)			4,900	10,516
The Towa Bank Ltd. (v)			2,900	10,295
				499,927
Capital Markets - 5.35%
ABG Sundal Collier Holding ASA			30,600	15,513
AGF Management Ltd.			5,900	25,883
Ashmore Group PLC (v)			6,700	14,630
Azimut Holding SpA (v)			900	12,837
Bright Smart Securities & Commodities Group Ltd. (v)			70,000	9,335
CI Financial Corp.			1,600	15,336
Deutsche Beteiligungs AG (v)			600	12,631
GAM Holding AG (a)			29,300	27,319
HS Holdings Company Ltd. (v)			3,200	24,700
JAFCO Group Company Ltd. (v)			1,500	22,088
Jupiter Fund Management PLC (v)			10,200	10,402
Navigator Global Investments Ltd. (v)			27,700	19,890
Numis Corp. PLC			10,200	26,422
Polar Capital Holdings PLC (v)			2,800	12,934
Rothschild & Company (v)			860	28,112
				278,032
Consumer Finance - 1.22%
Hoist Finance AB (a) (r) (v)			9,800	24,523
Orient Corp. (v)			1,810	14,358
Resurs Holding AB (r) (v)			13,500	24,796
				63,677
Diversified Financial Services - 2.49%
Banca IFIS SpA (v)			2,200	24,292
Burford Capital Ltd. (v)			2,800	20,678
Financial Products Group Company Ltd. (v)			4,800	37,533
Plus500 Ltd. (v)			1,600	29,272
Tokyo Century Corp. (v)			550	17,597
				129,372
Insurance - 5.64%
Beazley PLC (v)			5,500	34,284
Brookfield Asset Management Reinsurance Partners Ltd. (a)			600	24,550
Clal Insurance Enterprises Holdings Ltd. (a) (v)			900	15,216
Coface SA (v)			2,900	27,712
Direct Line Insurance Group PLC (v)			10,000	20,632
FBD Holdings PLC			1,100	10,781
Grupo Catalana Occidente SA (v)			1,000	25,116
Hiscox Ltd. (v)			1,500	14,717
IDI Insurance Company Ltd. (v)			400	10,819
Just Group PLC (v)			12,200	7,575
Lancashire Holdings Ltd. (v)			3,700	20,411
The Phoenix Holdings Ltd. (v)			1,100	10,412
Protector Forsikring ASA (v)			1,200	12,368
Unipol Gruppo SpA (v)			6,800	26,411
Vienna Insurance Group AG Wiener Versicherung Gruppe (v)			1,200	24,425
Wuestenrot & Wuerttembergische AG (v)			600	7,987
				293,416
Thrifts & Mortgage Finance - 1.75%
Aruhi Corp. (v)			3,900	37,131
Asax Company Ltd. (v)			2,700	10,777
EQB, Inc.			400	13,448
Home Capital Group, Inc.			800	15,926
MCAN Mortgage Corp.			1,300	13,712
				90,994
TOTAL FINANCIALS				1,355,418

HEALTH CARE - 3.44%
Health Care Equipment & Supplies - 1.03%
Draegerwerk AG & Company KGaA			660	24,353
Guerbet (v)			500	7,911
Paramount Bed Holdings Company Ltd. (v)			1,200	21,372
				53,636
Health Care Providers & Services - 1.61%
Estia Health Ltd. (v)			20,000	25,237
FALCO HOLDINGS Company Ltd. (v)			700	8,438
Medical Facilities Corp.			1,600	12,428
Regis Healthcare Ltd. (v)			22,100	24,189
Ship Healthcare Holdings, Inc. (v)			700	13,150
				83,442
Health Care Technology - 0.22%
GPI SpA			900	11,378

Pharmaceuticals - 0.58%
Eco Animal Health Group PLC (a) (v)			7,700	10,197
H. Lundbeck A/S - Class A (a)			600	1,791
H. Lundbeck A/S - Class B (v)			2,400	7,671
Tsumura & Company (v)			500	10,674
				30,333
TOTAL HEALTH CARE				178,789

INDUSTRIALS - 22.23%
Aerospace & Defense - 2.36%
Austal Ltd. (v)			16,700	24,352
Avio SpA (v)			2,600	23,318
Babcock International Group PLC (a) (v)			8,100	25,012
QinetiQ Group PLC (v)			6,800	24,815
Senior PLC			19,500	25,474
				122,971
Air Freight & Logistics - 1.28%
bpost SA (v)			2,700	14,470
Oesterreichische Post AG (v)			400	10,662
PostNL NV (v)			6,526	10,917
Royal Mail PLC (v)			8,800	17,913
Wincanton PLC (v)			3,900	12,735
				66,697
Building Products - 1.06%
Deceuninck NV (v)			4,600	8,554
Nichiha Corp. (v)			700	13,271
Norcros PLC (v)			6,500	11,942
Okabe Company Ltd. (v)			2,400	10,768
Uponor Oyj (v)			800	10,513
				55,048
Commercial Services & Supplies - 2.03%
Cewe Stiftung & Company KGaA (v)			140	10,169
Downer EDI Ltd. (v)			3,100	9,067
ISS A/S (a) (v)			700	10,791
Loomis AB (v)			1,300	32,041
Mitie Group PLC (v)			18,800	13,039
Okamura Corp. (v)			1,200	11,447
Prosegur Cash SA (r)			16,400	10,206
SG Fleet Group Ltd. (v)			6,900	8,860
				105,620
Construction & Engineering - 3.43%
Aecon Group, Inc.			1,100	7,581
Bird Construction, Inc.			1,900	8,198
CTI Engineering Company Ltd. (v)			700	13,714
Dai-Dan Company Ltd. (v)			700	10,349
Fukuda Corp. (v)			300	9,971
Grupo Empresarial San Jose SA (v)			2,800	9,479
Hazama Ando Corp. (v)			1,900	10,969
Implenia AG (a) (v)			500	15,914
JDC Corp. (v)			2,900	12,592
Kumagai Gumi Company Ltd. (v)			500	8,715
Kyudenko Corp. (v)			500	9,500
NCC AB (v)			1,000	7,196
Nichireki Company Ltd. (v)			1,300	11,552
Per Aarsleff Holding A/S			400	9,839
Strabag SE			300	11,349
Tobishima Corp. (v)			1,400	10,092
Yurtec Corp. (v)			2,300	11,214
				178,224
Electrical Equipment - 0.91%
Denyo Company Ltd. (v)			1,000	9,487
Nitto Kogyo Corp. (v)			1,000	16,383
Phoenix Mecano AG (v)			30	9,204
SEC Carbon Ltd. (v)			300	12,242
				47,316
Industrial Conglomerates - 0.36%
Chargeurs SA (v)			1,000	11,526
Indus Holding AG (v)			400	7,104
				18,630
Machinery - 7.81%
ANDRITZ AG (v)			700	29,623
Bucher Industries AG (v)			50	15,599
Cargotec Oyj (v)			400	12,081
Danieli & C Officine Meccaniche SpA (v)			2,000	23,847
Duerr AG (v)			750	15,596
Frencken Group Ltd. (v)			19,300	12,970
Fu Yu Corp. Ltd. (v)			65,600	10,923
Glory Ltd. (v)			1,100	16,146
Hirano Tecseed Company Ltd. (v)			800	9,654
Iveco Group NV (a) (v)			5,400	25,465
Manitou BF SA (v)			600	9,614
Morgan Advanced Materials PLC			3,400	8,617
Morita Holdings Corp. (v)			1,200	10,661
Nitta Corp. (v)			500	9,593
Noritake Company Ltd. (v)			400	11,106
Norma Group SE (v)			500	6,734
Picanol (v)			170	11,492
Ponsse Oyj			400	9,683
Rieter Holding AG (v)			240	20,396
Semperit AG Holding (v)			1,000	16,782
Shibuya Corp. (v)			700	11,706
Shinmaywa Industries Ltd. (v)			1,700	11,417
Shinwa Company Ltd. (v)			800	12,134
Sulzer AG (v)			170	9,780
Sumitomo Heavy Industries Ltd. (v)			600	11,113
Takeuchi Manufacturing Company Ltd. (v)			900	16,613
Talgo SA (r) (v)			3,150	7,644
Tsubakimoto Chain Company (v)			700	14,784
Tsukishima Kikai Company Ltd. (v)			2,700	16,404
Wacker Neuson SE (v)			600	7,835
				406,012
Professional Services - 1.83%
Bertrandt AG (v)			500	16,330
Groupe Crit (v)			480	26,290
Hito Communications Holdings, Inc. (v)			1,600	18,271
McMillan Shakespeare Ltd. (v)			1,600	13,168
PeopleIN Ltd. (v)			5,100	10,022
SThree PLC (v)			2,900	11,100
				95,181
Road & Rail - 0.75%
Nikkon Holdings Company Ltd. (v)			1,200	18,732
Redde Northgate PLC			2,700	8,727
Sankyu, Inc. (v)			400	11,616
				39,075
Trading Companies & Distributors - 0.41%
Kanamoto Company Ltd. (v)			700	10,000
Sanyo Trading Company Ltd. (v)			1,600	11,439
				21,439
TOTAL INDUSTRIALS				1,156,213

INFORMATION TECHNOLOGY - 6.36%
Communications Equipment - 0.69%
Evertz Technologies Ltd.			2,800	24,892
EVS Broadcast Equipment SA (v)			600	11,101
				35,993
Electronic Equipment, Instruments & Components - 3.00%
Alps Alpine Company Ltd. (v)			1,800	13,012
Celestica, Inc. (a)			1,700	14,325
Daitron Company Ltd. (v)			2,200	30,485
Elematec Corp. (v)			2,000	17,300
Esprinet SpA (v)			2,100	12,731
Horiba Ltd. (v)			300	11,636
Japan Aviation Electronics Industry Ltd. (v)			1,200	17,599
Kaga Electronics Company Ltd. (v)			500	13,966
Softwareone Holding AG (a) (v)			1,000	10,861
V Technology Company Ltd. (v)			800	14,159
				156,074
IT Services - 1.23%
CSE Global Ltd. (v)			34,800	10,312
DTS Corp. (v)			600	14,263
Global Dominion Access SA (r)			2,700	8,878
KNOW IT AB (v)			400	8,002
Proact IT Group AB (v)			1,700	12,121
Sword Group (v)			300	10,681
				64,257
Semiconductors & Semiconductor Equipment - 0.82%
u-blox Holding AG (a) (v)			240	29,064
UMS Holdings Ltd. (v)			15,625	13,662
				42,726
Software - 0.62%
Silverlake Axis Ltd. (v)			94,700	20,876
System Research Company Ltd. (v)			900	11,260
				32,136
TOTAL INFORMATION TECHNOLOGY				331,186

MATERIALS - 10.77%
Chemicals - 2.60%
ASAHI YUKIZAI Corp. (v)			1,200	18,140
Dai Nippon Toryo Company Ltd. (v)			5,500	27,160
Kanto Denka Kogyo Company Ltd. (v)			2,400	15,318
Nihon Parkerizing Company Ltd. (v)			1,500	9,665
Orion Engineered Carbons SA			700	9,345
Sumitomo Seika Chemicals Company Ltd. (v)			800	16,534
Toagosei Company Ltd. (v)			2,000	14,931
Tokuyama Corp. (v)			1,300	15,660
Yushiro Chemical Industry Company Ltd. (v)			1,500	8,563
				135,316
Construction Materials - 1.90%
Adbri Ltd. (v)			5,900	6,958
Buzzi Unicem SpA (v)			1,000	14,146
Cementir Holding NV (v)			4,300	23,430
CSR Ltd. (v)			4,000	11,399
Forterra PLC (r)			6,200	16,199
H+H International A/S (a) (v)			1,000	13,087
Vicat SA (v)			600	13,475
				98,694
Containers & Packaging - 1.45%
Brodrene Hartmann A/S (a)			400	11,389
Fuji Seal International, Inc. (v)			1,600	16,944
Mayr Melnhof Karton AG (v)			70	9,015
Takemoto Yohki Company Ltd. (v)			2,000	10,406
Verallia SA (r) (v)			500	11,241
Winpak Ltd.			500	16,263
				75,258
Metals & Mining - 3.09%
Anglo Pacific Group PLC			8,700	14,746
Bekaert SA (v)			300	7,553
Grange Resources Ltd. (v)			21,000	9,411
MACA Ltd. (v)			32,100	22,149
Macmahon Holdings Ltd. (v)			123,800	11,793
Mount Gibson Iron Ltd. (a) (v)			52,800	13,785
Pan African Resources PLC (v)			47,400	9,271
Rana Gruber ASA (v)			2,600	9,390
Regis Resources Ltd. (v)			17,000	16,940
Sandfire Resources Ltd. (v)			6,300	15,052
Silvercorp Metals, Inc.			4,600	10,756
Steel & Tube Holdings Ltd.			13,600	10,504
Tokyo Steel Manufacturing Company Ltd. (v)			1,100	9,630
				160,980
Paper & Forest Products - 1.73%
Arctic Paper SA (v)			4,000	13,276
Canfor Corp. (a)			600	8,735
Iberpapel Gestion SA (v)			700	8,666
Miquel y Costas & Miquel SA (v)			900	10,248
Rottneros AB			8,600	10,508
Stella-Jones, Inc. (Acquired 07/02/2020 - 05/11/2022, Cost $29,627) (m)			1,100	30,881
Western Forest Products, Inc.			7,900	7,549
				89,863
TOTAL MATERIALS				560,111

REAL ESTATE - 3.07%
Equity Real Estate Investment Trusts - 1.03%
First Real Estate Investment Trust (v)			50,600	9,341
Impact Healthcare Reit PLC			15,700	17,986
SmartCentres Real Estate Investment Trust			1,400	26,300
				53,627
Real Estate Management & Development - 2.04%
Airport City Ltd. (a) (v)			1,600	25,315
Great Eagle Holdings Ltd. (v)			12,000	22,389
Nisshin Group Holdings Company Ltd. (v)			5,200	15,410
Shinoken Group Company Ltd. (v)			3,900	42,981
				106,095
TOTAL REAL ESTATE				159,722

UTILITIES - 2.37%
Electric Utilities - 0.70%
Elmera Group ASA (r) (v)			5,000	7,094
EVN AG (v)			700	11,656
Hokkaido Electric Power Company, Inc. (v)			2,800	8,775
Hokuriku Electric Power Company (v)			2,700	9,071
				36,596
Gas Utilities - 0.77%
Hiroshima Gas Company Ltd. (v)			7,200	16,389
Italgas SpA (v)			5,100	23,683
				40,072
Independent Power and Renewable Electricity Producers - 0.22%
Electric Power Development Company Ltd. (v)			800	11,313

Multi-Utilities - 0.68%
ACEA SpA (v)			800	8,685
Centrica PLC (v)			33,700	26,444
				35,129
TOTAL UTILITIES				123,110

Total common stocks (Cost $6,016,621)				5,101,071

Total long-term investments (Cost $6,016,621)				5,101,071
		Principal
SHORT-TERM INVESTMENTS - 1.04%		Amount
Time Deposits - 1.04%
Barclays PLC, 2.43%, 10/03/2022*			$53,944	53,944
Citigroup, Inc., 0.29%, 10/03/2022*		EUR	8	8
Total short-term investments (Cost $53,952)				53,952

Total investments - 99.10% (Cost $6,070,573)				5,155,023

Other assets in excess of liabilities - 0.90%				46,714

Net assets - 100.00%				$5,201,737

(a)	- Non-income producing security.
(f)
 - Security was fair valued by the Advisor pursuant to procedures approved by the Trust’s Board of Trustees (the “Board”) and the Board’s designation of the Advisor as valuation designee with respect to the Fund’s portfolio investments. The total market value of these securities was $12,153, which represented 0.23% of net assets. See Security Valuation below.

(i)	- Illiquid security. The total market value of these securities was $34,149, which represented 0.66% of net assets.
(m)
- Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $76,434, which represented 1.47% of net assets.

(r)
- Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $139,211, which represented 2.68% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $3,976,778, which represented 76.45% of net assets.  See Security Valuation below.

EUR	- Euro
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an approved independent pricing service.

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board's oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of third-party pricing services.

Fixed-income securities are generally valued at their evaluated mean prices obtained from an approved independent pricing service.  Pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the pricing services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange, the Fund generally utilizes an independent pricing service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$1,060,052
Time Deposits	53,952
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	63,422
Consumer Discretionary	475,090
Consumer Staples	160,497
Energy	146,620
Financials	1,075,139
Health Care	128,839
Industrials	1,056,539
Information Technology	283,091
Materials	413,236
Real Estate	115,436
Utilities	123,110
Level 3 --- Significant unobservable inputs	-

Total Investments	$5,155,023